Segment Information	6 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 10 - SEGMENT INFORMATION:

Management has determined the Company's operating segments based on the information reviewed by the Company's chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker examines the performance of the operating segments based on revenues and adjusted operating profit (loss), which is calculated based on operating profit (loss) before depreciation and amortization and the effects of share-based payment transactions.

As of June 30, 2019, and following NetNut acquisition at June 12, 2019, the Company has two operating segments: The Company, including Safe-T and Safe-T Inc. (collectively - "Safe-T") and NetNut.

	Safe-T	NetNut	Total
	Six-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	702	119	821

Adjusted cost of revenues	(185)	(33)	(218)
Adjusted operating expenses	(3,733)	(142)	(3,875)
Adjusted operating loss	(3,216)	(56)	(3,272)
Share-based payments			(684)
Depreciation and amortization			(277)
Operating loss			(4,233)
Financial income			1,720
Taxes on income			3
Net loss for the period			(2,510)

	Safe-T	NetNut	Total
	Three-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues	275	119	394

Adjusted cost of revenues	(82)	(33)	(115)
Adjusted operating expenses	(1,644)	(142)	(1,786)
Adjusted operating loss	(1,451)	(56)	(1,507)
Share-based payments			(430)
Depreciation and amortization			(162)
Operating loss			(2,099)
Financial income			1,870
Taxes on income			3
Net loss for the period			(226)

Revenues with major customers at Safe-T:

	Six-month period ended June 30, 2019	Three-month period ended June 30, 2019
	U.S. dollar in thousands
Revenues from major customers	102	46

	Percentage form total revenues
Customer A	12%	-
Customer B	-	12%